ProShares Decline of the Retail Store ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ProShares Decline of the Retail Store ETF | None
Prospectus [Line Items]
Annual Return [Percent]	(4.20%)	0.21%	4.36%	(37.55%)	(31.80%)	(8.35%)	10.60%